Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSAX
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSCX
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSCX
Alger Growth & Income Fund (First Prospectus Summary) | Alger Growth & Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBAX
Alger Growth & Income Fund (First Prospectus Summary) | Alger Growth & Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGBX
Alger Growth & Income Fund (First Prospectus Summary) | Alger Growth & Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBCX
Alger SmallCap Growth Fund (Second Prospectus Summary) | Alger SmallCap Growth Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCZX
Alger Growth & Income Fund (Second Prospectus Summary) | Alger Growth & Income Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A